UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-04409
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	August 31
Date of Reporting Period	May 31, 2005

Item 1. Schedule of Investments

Eaton Vance Alabama Municipals Fund                                                                                             as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.0%

Principal Amount (000’s omitted)	Security	Value
	Electric Utilities — 3.6%
$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,055,090
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,069,180
		$2,124,270
	Escrowed / Prerefunded — 3.5%
2,000	Tallassee IDB, (United Technologies), Prerefunded to 8/1/06, 6.10%, 8/1/14	2,110,820
		$2,110,820
	General Obligations — 4.5%
1,125	Huntsville, 5.25%, 5/1/31	1,218,825
550	Puerto Rico, 0.00%, 7/1/15	367,823
1,000	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	1,073,110
		$2,659,758
	Hospital — 5.7%
1,250	Huntsville, Health Care Authority, 5.75%, 6/1/31	1,336,250
1,000	Marshall County, Health Care Authority, 5.75%, 1/1/32	1,067,060
885	Oneonta Eastern Healthcare Facility Financing Authority, 7.75%, 7/1/21	992,696
		$3,396,006
	Industrial Development Revenue — 5.7%
600	Butler, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	612,972
1,000	Courtland, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	1,088,900
750	Phenix County, Industrial Development Board Environmental Improvements, 6.10%, 5/15/30	801,352
1,180	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	915,869
		$3,419,093
	Insured-Education — 9.2%
750	Auburn University, (MBIA), 5.00%, 6/1/26	784,162
7,500	University of South Alabama, (AMBAC), 0.00%, 11/15/16	4,706,100
		$5,490,262
	Insured-Electric Utilities — 0.4%
165	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.248%, 7/1/29 (1)(2)	$204,682
		$204,682

1

	Insured-Escrowed/Prerefunded — 7.2%
$1,060	Alabama State University, (MBIA), Prerefunded to 1/1/12, 5.25%, 3/1/33 (3)	$1,189,596
1,310	Jefferson County, Sewer, (FGIC), Prerefunded to 2/1/09, 5.00%, 2/1/33	1,409,887
1,190	Jefferson County, Sewer, (FGIC), Prerefunded to 2/1/09, 5.00%, 2/1/33	1,282,891
330	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	397,647
		$4,280,021
	Insured-General Obligations — 12.2%
1,500	Etowah County, Board of Education, (FSA), 5.00%, 9/1/28	1,586,595
2,000	Gadsden, (AMBAC), 5.125%, 8/1/28	2,150,320
1,000	Homewood, (MBIA), 5.00%, 9/1/31	1,047,900
700	Puerto Rico, (FSA), Variable Rate, 7.219%, 7/1/27 (1)(2)	887,131
1,495	Tuscaloosa, (MBIA), 5.20%, 7/1/31	1,605,137
		$7,277,083
	Insured-Hospital — 12.9%
3,000	Birmingham, Care Facility Financing Authority, (Children’s Hospital), (AMBAC), 5.00%, 6/1/32	3,126,900
1,500	East Alabama, Health Care Authority, (MBIA), 5.00%, 9/1/27	1,566,585
1,000	Huntsville, Health Care Authority, (MBIA), 5.40%, 6/1/22	1,100,820
2,065	Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), 0.00%, 11/15/27	1,901,473
		$7,695,778
	Insured-Lease Revenue / Certificates of Participation — 2.5%
770	Puerto Rico Public Finance Corp., (AMBAC), 5.50%, 8/1/27	929,105
400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.827%, 6/1/24 (1)(2)	574,144
		$1,503,249
	Insured-Special Tax Revenue — 4.0%
1,825	Birmingham Jefferson, Civic Center Authority, (MBIA), 0.00%, 9/1/18	1,042,641
1,000	Madison County, Board of Education, Sales Tax Revenue, (AMBAC), 5.00%, 9/1/34	1,060,340
250	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 6.814%, 7/1/28 (1)(4)	272,298
		$2,375,279

2

	Insured-Transportation — 2.0%
$500	Huntsville-Madison County Airport, (AMT), (MBIA), 5.40%, 7/1/19	$521,625
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	646,810
		$1,168,435
	Insured-Water and Sewer — 24.7%
2,000	Alabaster, Sewer, (MBIA), 5.00%, 4/1/29	2,123,780
2,500	Birmingham, Waterworks and Sewer Board, (MBIA), 5.25%, 1/1/33	2,688,200
1,000	Helena, Utilities Board Water and Sewer, (MBIA), 5.25%, 4/1/33	1,095,990
1,000	Helena, Utilities Board Water and Sewer, (MBIA), 5.25%, 4/1/27	1,100,570
1,000	Opelika, Water Works Board Utility, (FSA), 5.125%, 6/1/31	1,056,840
1,600	Orange Beach Water, Sewer and Fire Protection Authority, (MBIA), 5.00%, 5/15/30	1,701,232
500	Ozark, Utilities Board Water and Sewer, (AMBAC), 5.00%, 9/1/31	523,315
3,075	Prichard Water and Sewer, (AMBAC), 6.125%, 11/15/14	3,144,741
1,195	Warrior River, Water Authority, (FSA), 5.25%, 8/1/23	1,286,501
		$14,721,169
	Lease Revenue/Certificates of Participation — 0.9%
500	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	517,225
		$517,225
	Total Tax-Exempt Investments (identified cost $54,527,951)	$58,943,130

Put Options Purchased — 0.0%

Principal Amount (000’s omitted)	Security	Value
$68	U.S. Long Bond Futures Put, Exp. 8/26/2005, Strike Price 109.00	9,563
	Total Put Options Purchased (identified cost, $30,039)	$9,563
	Total Investments — 99.0% (identified cost $54,557,990)	$58,952,693
	Other Assets, Less Liabilities — 1.0%	$623,091
	Net Assets — 100.0%	$59,575,784

3

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2005, 75.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.6% to 33.0% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of the securities is $1,938,255 or 3.3% of the Fund net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.

A summary of financial instruments at May 31, 2005 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
9/05	94 U.S. Treasury Bond	Short	$(10,996,132)	$(11,039,125)	$(42,993)
9/05	13 U.S. Treasury Note	Short	$(1,460,820)	$(1,472,453)	$(11,633)
					$(54,626)

At May 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$54,542,599
Gross unrealized appreciation	$4,661,058
Gross unrealized depreciation	(250,964)
Net unrealized appreciation	$4,410,094

4

Eaton Vance Arkansas Municipals Fund                                                                                            as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.5%

Principal
Amount
(000’s omitted)	Security	Value
	Education — 2.3%
$1,000	Conway, Public Facilities Board, (Hendrix College), 5.00%, 10/1/35	$1,031,510
		$1,031,510
	Electric Utilities — 4.2%
550	Jefferson, Pollution Control, (Entergy Arkansas), 6.30%, 6/1/18	556,044
500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	527,545
750	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	801,885
		$1,885,474
	Escrowed / Prerefunded — 7.2%
2,250	Conway, Public Facilities Board, (Hendrix College), Prerefunded to 10/1/06, 6.00%, 10/1/26	2,340,315
750	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	840,960
		$3,181,275
	General Obligations — 5.8%
2,750	Arkansas State College Savings, 0.00%, 6/1/14	1,941,995
250	Arkansas, (Federal Highway) Grant Anticipation Tax Revenue, 5.00%, 8/1/14	273,610
350	Puerto Rico Public Buildings Authority, 5.00%, 7/1/36	365,358
		$2,580,963
	Hospital — 12.7%
500	Arkansas Development Finance Authority, (Washington Regional Medical Center), 7.375%, 2/1/29	569,210
800	Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	834,320
750	Baxter County, Community Hospital District, 5.625%, 9/1/28	774,202
1,000	Conway, Health Facilities Board, (Conway Regional Medical Center), 6.40%, 8/1/29	1,084,050
250	North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	263,887
1,250	Paragould Hospital, (Methodist Hospital Corp.), 6.375%, 10/1/17	1,301,100
785	Pulaski County, (Children’s Hospital), 5.25%, 3/1/16	824,313
		$5,651,082

1

	Housing — 3.1%
$500	Arkansas Development Finance Authority, SFM, (GNMA), (AMT), 5.125%, 7/1/24	$488,734
250	Arkansas Development Finance Authority, SFM, (GNMA), (AMT), 7.45%, 1/1/27	250,917
210	Arkansas Development Finance Authority, SFM, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	188,321
470	North Little Rock, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	439,445
		$1,367,417
	Industrial Development Revenue — 10.5%
400	Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	447,820
2,000	Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,255,900
750	Calhoun County, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	787,155
250	Pine Bluff, Environmental Improvements Revenue, (International Paper Co.), (AMT), 6.70%, 8/1/20	274,323
1,150	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	892,584
		$4,657,782
	Insured-Education — 7.2%
310	Arkansas State University, (Consolidated Building System), (AMBAC), 5.10%, 4/1/24	322,416
750	University of Arkansas, (Fayetteville Campus), (FGIC), 5.00%, 12/1/32	787,028
500	University of Arkansas, (Fayetteville Campus), (MBIA), 4.75%, 11/1/24	522,975
1,000	University of Arkansas, (UAMS Campus), (MBIA), 5.00%, 11/1/34	1,062,860
500	University of Central Arkansas, (AMBAC), 6.125%, 4/1/26	522,155
		$3,217,434
	Insured-Electric Utilities — 6.0%
250	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/10	276,255
1,000	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/15	1,208,230
875	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.39%, 7/1/29 (1)(2)	1,015,289
135	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 12.902%, 7/1/29 (1)(3)	167,468
		$2,667,242

2

	Insured-Escrowed/Prerefunded — 2.9%
$500	Harrison, Residential Housing Facility Board, Single Family Mortgage, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	$606,640
500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 7.916%, 7/1/32 (1)(3)	663,350
		$1,269,990
	Insured-General Obligations — 6.9%
500	Arkansas State College Savings, (FGIC), 0.00%, 6/1/17	304,350
500	Little Rock School District, (FSA), 5.25%, 2/1/33	533,735
500	Northwest Arkansas Community College, (AMBAC), 5.00%, 5/15/24	538,805
1,000	Puerto Rico, (MBIA), 5.50%, 7/1/20	1,191,860
160	Puerto Rico, (MBIA), Variable Rate, 10.095%, 7/1/20 (1)(3)	252,096
250	Springdale School District, (AMBAC), 4.50%, 6/1/24	252,198
		$3,073,044
	Insured-Hospital — 3.2%
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	492,075
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	540,405
400	Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	408,900
		$1,441,380
	Insured-Housing — 2.4%
500	Arkansas State University, (Housing System), (FGIC), 4.75%, 3/1/24	520,490
500	Arkansas State University, (Housing System), (FGIC), 5.00%, 3/1/34	529,570
		$1,050,060
	Insured-Lease Revenue / Certificates of Participation — 3.2%
1,000	Arkansas Development Finance Authority,SFM, (Donaghey Plaza), (FSA), 5.00%, 6/1/29	1,059,060
240	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.827%, 6/1/24 (1)(3)	344,486
		$1,403,546
	Insured-Other Revenue — 2.4%
500	Arkansas Development Finance Authority, (MT Magazine), (FSA), 5.00%, 1/1/20	536,945
500	University of Arkansas Parking Revenue, (MBIA), 5.00%, 7/1/29	527,225
		$1,064,170

3

	Insured-Transportation — 0.5%
$200	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 8.595%, 7/1/32 (1)(3)	$233,076
		$233,076
	Insured-Water and Sewer — 7.3%
500	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/42	$521,945
665	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/33	699,314
500	Conway Water Revenue, (FGIC), 5.125%, 12/1/23	539,335
1,395	Fort Smith Water and Sewer, (FSA), 5.00%, 10/1/23	1,486,484
		$3,247,078
	Special Tax Revenue — 5.5%
2,000	Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	2,455,820
		$2,455,820
	Transportation — 1.2%
500	Northwest Arkansas Regional Airport Authority, (AMT), 5.00% 2/1/18	517,995
		$517,995
	Water and Sewer — 3.0%
1,000	Arkansas Development Finance Authority, (Waste Water System), 5.00%, 6/1/22 (4)	1,053,250
250	Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	292,315
		$1,345,565
	Total Tax-Exempt Investments — 97.5% (identified cost $40,526,832)	$43,341,903
	Other Assets, Less Liabilities — 2.5%	$1,092,538
	Net Assets — 100.0%	$44,434,441

4

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2005, 43.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 7.9% to 14.4% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of the securities is $2,675,765 or 6.0% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at May 31, 2005 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
09/05	135 U.S. Treasury Bond	Short	$(15,762,240)	$(15,854,062)	$(91,822)
					$(91,822)

At May 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$40,512,725
Gross unrealized appreciation	$3,090,901
Gross unrealized depreciation	(261,723)
Net unrealized appreciation	$2,829,178

5

Eaton Vance Georgia Municipals Fund                                                                                              as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.8%

Principal Amount (000’s omitted)	Security	Value
	Education — 2.8%
$1,500	Fulton County, Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/31	$1,568,130
		$1,568,130
	Electric Utilities — 4.1%
930	Georgia Municipal Electric Power Authority, 0.00%, 1/1/12	648,229
1,000	Georgia Municipal Electric Power Authority, 8.25%, 1/1/11	1,244,880
665	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	409,161
		$2,302,270
	Escrowed / Prerefunded — 2.0%
800	Forsyth County, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	1,046,176
70	Georgia Municipal Electric Power Authority, Prerefunded to Various Dates, 0.00%, 1/1/12	50,205
		$1,096,381
	General Obligations — 2.7%
300	Alpharetta, 6.50%, 5/1/10	334,323
1,000	Puerto Rico Aqueduct and Sewer Authority, 6.25%, 7/1/12	1,165,030
		$1,499,353
	Hospital — 2.7%
500	Baldwin County, Hospital Authority, (Oconee Regional Medical Center), 5.375%, 12/1/28	451,595
1,000	Gainesville and Hall County, Hospital Authority, (Northeast Georgia Health System, Inc.), 5.50%, 5/15/31	1,044,330
		$1,495,925
	Housing — 3.8%
200	Atlanta Urban Residential Finance Authority, (New Community John Hope), (AMT), 7.25%, 6/1/07	200,980
750	Georgia Housing Finance Authority, (AMT), 5.85%, 12/1/28	785,520
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	626,970
500	Milledgeville & Baldwin County, Development Authority, (Georgia College and State University Funding), 5.625%, 9/1/30	531,775
		$2,145,245

1

	Industrial Development Revenue — 13.7%
$2,000	Albany Dougherty, Payroll Development Authority, Solid Waste Disposal, (Proctor and Gamble), (AMT), 5.20%, 5/15/28 (1)	$2,225,060
700	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	753,221
1,000	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 7.375%, 5/1/09	1,146,080
750	Effingham County, Solid Waste Disposal, (Fort James), (AMT), 5.625%, 7/1/18	759,067
1,250	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	970,200
913	Savannah EDA, (Intercat-Savannah, Inc.), (AMT), 9.00%, 1/1/15	848,273
1,000	Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	1,004,910
		$7,706,811
	Insured-Education — 7.3%
1,000	Carrollton, Payroll Development Authority, (University of West Georgia), (MBIA), 4.75%, 8/1/30	1,023,460
1,500	Fulton County, Development Authority, (Tuff Morehouse), (AMBAC), 5.00%, 2/1/34	1,568,625
1,500	Georgia Private Colleges and Universities Authority, (Agnes Scott College), (MBIA), 4.75%, 6/1/28	1,531,785
		$4,123,870
	Insured-Electric Utilities — 8.1%
1,000	Burke County Development Authority, (Georgia Power Co.), (FGIC), 4.75%, 5/1/34	1,005,840
3,100	Georgia Municipal Electric Power Authority, (MBIA), 5.50%, 1/1/20	3,565,713
		$4,571,553
	Insured-Escrowed / Prerefunded — 5.0%
1,000	Atlanta Airport, (FGIC), Prerefunded to 1/1/10, 5.60%, 1/1/30	1,117,210
500	Henry County, Water and Sewer Authority, (FGIC), Prerefunded to 2/1/10, 5.625%, 2/1/30	559,975
1,000	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, Prerefunded to 6/1/08, 6.74%, 6/1/26 (2)(3)	1,140,700
		$2,817,885
	Insured-General Obligations — 3.4%
660	Fayette County, School District, (FSA), 0.00%, 3/1/25	530,666
900	Puerto Rico, (FSA), Variable Rate, 7.219%, 7/1/27 (2)(4)	1,140,597
160	Puerto Rico, (MBIA), Variable Rate, 10.095%, 7/1/20 (2)(4)	252,096
		$1,923,359

2

	Insured-Hospital — 2.7%
$1,000	Henry County, Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	$1,126,230
400	Medical Center Hospital Authority, (Columbus Regional Healthcare System), (MBIA), Variable Rate, 10.659%, 8/1/10 (2)(3)	404,464
		$1,530,694
	Insured-Lease Revenue / Certificates of Participation — 1.0%
400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.827%, 6/1/24 (2)(4)	574,144
		$574,144
	Insured-Special Tax Revenue — 3.3%
1,000	George L. Smith, (Georgia World Congress Center-Domed Stadium), (MBIA), (AMT), 5.50%, 7/1/20	1,084,450
700	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (2)(4)	793,653
		$1,878,103
	Insured-Transportation — 13.0%
785	Atlanta Airport Passenger Facility Charge, (FSA), 4.75%, 1/1/28	804,727
1,000	Atlanta, Airport Passenger Facility Charge, (FSA), 5.00%, 1/1/33	1,051,760
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/11	1,149,770
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,223,130
1,500	Metropolitan Atlanta Rapid Transit Authority, (MBIA), Variable Rate, 6.965%, 7/1/20 (2)(3)	1,666,920
750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	442,718
300	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	323,346
500	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.862%, 7/1/36 (2)(4)	616,740
		$7,279,111
	Insured-Water and Sewer — 12.7%
1,180	Atlanta, Water and Sewer, (FGIC), 5.00%, 11/1/38	1,220,946
1,000	Atlanta, Water and Wastewater, (FSA), 5.00%, 11/1/34	1,057,270
500	Atlanta, Water and Wastewater, (MBIA), 5.00%, 11/1/39	519,425
2,000	Augusta, Water and Sewer, (FSA), 5.00%, 10/1/32	2,100,620
500	Augusta, Water and Sewer, (FSA), 5.25%, 10/1/30	537,740
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/30	1,166,210
500	South Fulton, Water & Sewer Authority, (MBIA), 5.00%, 1/1/33	526,230
		$7,128,441

3

	Lease Revenue/Certificates of Participation — 1.5%
$1,000	Fulton County, Building Authority, Judicial Center, 0.00%, 1/1/10	$861,860
		$861,860
	Senior Living / Life Care — 1.0%
1,385	De Kalb County, Private Hospital Authority, (Atlanta, Inc.), 8.50%, 3/1/25 (5)	567,324
		$567,324
	Transportation — 0.5%
250	Augusta, Airport Passenger Facility Charge, 5.15%, 1/1/35	256,145
		$256,145
	Water and Sewer — 7.5%
1,000	De Kalb County, Water and Sewer, 5.00%, 10/1/28	1,038,540
1,000	De Kalb County, Water and Sewer, 5.125%, 10/1/31	1,054,210
1,000	Forsyth County, Water and Sewer Authority, 5.00%, 4/1/32	1,054,580
1,000	Gwinnett County, Water and Sewer Authority, 5.25%, 8/1/24	1,092,790
		$4,240,120
	Total Tax-Exempt Investments — 98.8% (identified cost $51,248,232)	$55,566,724
	Other Assets, Less Liabilities — 1.2%	$657,379
	Net Assets — 100.0%	$56,224,103

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

4

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2005, 57.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 7.0% to 22.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of the securities is $6,589,314 or 11.7% of the Fund’s net assets.

(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.
(5)	Security is in default and making only partial interest payments.

A summary of financial instruments at May 31, 2005 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
09/05	101 U.S. Treasury Bond	Short	$(11,818,459)	$(11,861,187)	$(42,728)

At May 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$51,198,596
Gross unrealized appreciation	$5,474,510
Gross unrealized depreciation	(1,106,382)
Net unrealized appreciation	$4,368,128

5

Eaton Vance Kentucky Municipals Fund                                                                                            as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.3%

Principal
Amount
(000’s omitted)	Security	Value
	Education — 2.1%
$1,280	Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,302,669
		$1,302,669
	Electric Utilities — 5.1%
3,500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	2,153,480
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,055,090
		$3,208,570
	General Obligations — 2.6%
1,465	Bowling Green, 5.30%, 6/1/19	1,602,607
		$1,602,607
	Industrial Development Revenue — 12.7%
1,000	Ashland, Solid Waste Disposal, (Ashland Oil), (AMT), 7.125%, 2/1/22	1,048,000
1,500	Hancock County, (Southwire Co.), (AMT), 7.75%, 7/1/25	1,513,155
1,000	Jefferson County, Pollution Control, (E.I. du Pont de Nemours), 6.30%, 7/1/12	1,027,490
900	Kenton County Airport, (Delta Airlines), (AMT), 6.125%, 2/1/22	693,675
1,500	Perry County, Solid Waste Disposal, (TJI International), (AMT), 6.80%, 5/1/26	1,554,885
245	Powderly, (KMart Corp.), 6.90%, 3/1/07	241,327
1,820	Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,876,839
		$7,955,371
	Insured-Education — 4.5%
2,000	Lexington-Fayette Urban County, (University of Kentucky, Alumni Association, Inc.), (MBIA), 5.00%, 11/1/18	2,141,700
650	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, (Inter American University), (MBIA), 4.50%, 10/1/29	662,129
		$2,803,829
	Insured-Electric Utilities — 1.7%
2,000	Owensboro Electric Light & Power, (AMBAC), 0.00%, 1/1/20	1,058,060
		$1,058,060

1

	Insured-Escrowed/Prerefunded — 5.2%
$1,000	Kentucky Property and Buildings Commission, (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/21	$1,099,670
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00%, 7/1/28	1,044,590
1,000	University of Kentucky, University Consolidated Revenue, (FGIC), Prerefunded to 5/1/10, 5.00%, 5/1/19	1,087,530
		$3,231,790
	Insured-General Obligations — 2.92%
350	Puerto Rico, (FSA), Variable Rate, 7.219%, 7/1/27 (1)(2)	443,565
200	Puerto Rico, (MBIA), Variable Rate, 10.095%, 7/1/20 (1)(2)	315,120
1,000	Warren County, (Judicial Office Building and Parks), (AMBAC), 5.20%, 9/1/29	1,088,270
		$1,846,955
	Insured-Hospital — 6.62%
850	Jefferson County, Health Facilities Authority, (University Medical Center), (MBIA), 5.25%, 7/1/22	886,473
9,175	Kentucky EDA, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	3,215,746
		$4,102,219
	Insured-Lease Revenue / Certificates of Participation — 10.1%
1,350	Hardin County, School District Finance Corp., School Building, (FSA), 4.75%, 7/1/21	1,408,442
1,000	Letcher County, School District Finance Corp., School Building, (FSA), 5.00%, 6/1/26	1,067,560
1,000	Louisville, Parking Authority, (MBIA), 5.00%, 6/1/32	1,047,160
1,000	Puerto Rico Public Building Authority, (AMBAC), 5.50%, 7/1/21	1,197,110
1,000	Puerto Rico Public Building Authority, (XLCA), 5.50%, 7/1/21	1,186,480
300	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.827%, 6/1/24 (1)(2)	430,608
		$6,337,360
	Insured-Special Tax Revenue — 0.4%
250	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 6.814%, 7/1/28 (1)(3)	272,298
		$272,298
	Insured-Transportation — 20.5
3,000	Kenton County Airport, (MBIA), (AMT), 6.30%, 3/1/15 (4)	3,208,890
1,195	Kenton County Airport, (MBIA), (AMT), 6.45%, 3/1/15	1,311,787
2,000	Kentucky EDA, (State Turnpike Revitalization), (AMBAC), 5.00%, 7/1/25	2,151,660
1,000	Kentucky State Turnpike Authority Economic Development Revenues, (FGIC), 0.00%, 1/1/10	859,920

2

$750	Louisville and Jefferson County, Regional Airport Authority, (MBIA), (AMT), 5.00%, 7/1/25	$769,043
5,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	2,951,450
1,500	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28 (5)	1,576,410
		$12,829,160
	Insured-Water and Sewer — 10.0%
1,500	Boone-Florence Water Commission, Water Supply System, (FGIC), 5.00%, 12/1/27	1,585,665
1,000	Campbell and Kenton County, District No. 1, (FSA), 5.00%, 8/1/31	1,048,070
1,000	Hopkinsville Water and Sewer, (AMBAC), 4.00%, 10/1/25 (6)	962,840
2,500	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), 5.00%, 5/15/38	2,662,300
		$6,258,875
	Lease Revenue/Certificates of Participation — 9.8%
1,000	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/12	763,620
4,990	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	3,294,448
2,000	Owensboro County, Airport Lease, (AMT), 5.875%, 6/1/15	2,044,640
		$6,102,708
	Senior Living / Life Care — 5.1%
3,000	Kenton County, (Highland Terrace), (AMT), FHA, 6.95%, 12/1/26	3,207,180
		$3,207,180
	Total Tax-Exempt Investments (identified cost $56,178,940)	$62,119,651
	Put Options Purchased — 0.0%
86	U.S. Treasury, Expires 8/26/05, Strike Price 109.00	12,094
	Total Put Options Purchased (identified cost, $37,991)	$12,094
	Total Investments — 99.3% (identified cost $56,216,931)	$62,131,745
	Other Assets, Less Liabilities — 0.7%	$450,525
	Net Assets — 100.0%	$62,582,270

3

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2005, 62.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 21.8% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of the securities is $1,461,591 or 2.3% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.
(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(6)	When-issued security.

A summary of financial instruments at May 31, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/05	112 U.S. Treasury Bond	Short	$(13,101,774)	$(13,153,000)	$(51,226)
9/05	21 U.S. Treasury Note	Short	$(2,359,787)	$(2,378,578)	$(18,791)
					$(70,017)

At May 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$56,145,997
Gross unrealized appreciation	$6,057,030
Gross unrealized depreciation	(71,282)
Net unrealized appreciation	$5,985,748

4

Eaton Vance Louisiana Municipals Fund                                                                                           as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.2%

Principal Amount (000’s omitted)	Security	Value
	Escrowed / Prerefunded — 2.0%
$560	Louisiana Public Facilities Authority, (General Health Systems), Prerefunded to 11/1/06, 6.80%, 11/1/16	$585,850
		$585,850
	Hospital — 1.8%
500	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	521,780
		$521,780
	Housing — 4.6%
155	Louisiana HFA, Single Family, (GNMA), (AMT), 8.00%, 3/1/25	156,880
800	Louisiana HFA, Single Family, (GNMA/FNMA), 0.00%, 6/1/27	245,736
390	Louisiana Public Facilities Authority, (Eden Point), 6.25%, 3/1/34	357,302
560	New Orleans Home Mortgage Authority, Single Family, (GNMA/FNMA), (AMT), 6.30%, 6/1/28	571,698
		$1,331,616
	Industrial Development Revenue — 5.3%
450	Louisiana Environmental Facilities and Community Development Authority, (Senior-Air Cargo), (AMT), 6.65%, 1/1/25	480,100
500	Saint Bernard Parish, (Mobil Oil), (AMT), 5.90%, 11/1/26	527,270
500	South Louisiana Port Commission, (Cargill), 5.85%, 4/1/17	524,745
		$1,532,115
	Insured-Education — 16.5%
500	Lafayette Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (MBIA), 5.00%, 10/1/32	529,605
500	Louisiana Environmental Facilities and Community Development Authority, (Louisiana State University Student Housing), (MBIA), 4.75%, 8/1/28	513,625
1,000	Louisiana Public Facilities Authority, (Dillard University), (AMBAC), 5.30%, 8/1/26	1,086,740
750	Louisiana Public Facilities Authority, (Tulane University), (AMBAC), 5.00%, 7/1/32	785,235
500	Louisiana Public Facilities Authority, (Tulane University), (AMBAC), 5.00%, 2/15/26	524,475
1,200	New Orleans, Finance Authority, (Xavier University), (MBIA), 5.30%, 6/1/32	1,305,888
		$4,745,568
	Insured-Electric Utilities — 2.7%
1,250	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	783,825
		$783,825

1

	Insured-Escrowed/Prerefunded — 6.7%
$2,475	Jefferson Parish, Home Mortgage Authority, Single Family, (FGIC), Escrowed to Maturity, 0.00%, 5/1/17 (1)	$1,502,944
335	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 7.916%, 7/1/32 (2)(3)	444,444
		$1,947,388
	Insured-General Obligations — 11.7%
250	Calcasieu Parish, School District, (FGIC), 5.25%, 5/1/20	268,427
500	Louisiana, (FGIC), 5.00%, 11/15/20	533,110
2,250	New Orleans, (AMBAC), 0.00%, 9/1/15	1,491,750
800	New Orleans, (AMBAC), 0.00%, 9/1/16	505,080
300	Puerto Rico, (FSA), Variable Rate, 7.219%, 7/1/27 (2)(3)	380,199
120	Puerto Rico, (MBIA), Variable Rate, 10.095%, 7/1/20 (2)(3)	189,072
		$3,367,638
	Insured-Hospital — 2.9%
750	Terrebonne Parish, Hospital Service District No. 1, (Terrebonne General Medical Center), (AMBAC), 5.50%, 4/1/33	823,042
		$823,042
	Insured-Industrial Development Revenue — 4.5%
1,250	Louisiana Environmental Facilities and Community Development Authority, (BRCC Facility Corp.), (MBIA), 5.00%, 12/1/32	1,310,075
		$1,310,075
	Insured-Lease Revenue / Certificates of Participation — 4.6%
500	Calcasieu Parish Public Trust Authority Student Lease, (McNeese Student Housing), (MBIA), 5.25%, 5/1/33	539,045
500	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parking Garage), (AMBAC), 5.00%, 9/1/31	520,500
180	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.827%, 6/1/24 (2)(3)	258,365
		$1,317,910
	Insured-Other Revenue — 7.3%
750	Louisiana Environmental Facilities and Community Development Authority, (Ascension Parish Library Projects), (AMBAC), 5.25%, 4/1/29	819,495
500	Louisiana Environmental Facilities and Community Development Authority, (Capital and Equipment Acquisition), (AMBAC), 4.50%, 12/1/18	526,150
700	Louisiana Environmental Facilities and Community Development Authority, (Parking Facility Corp. Garage), (AMBAC), 5.375%, 10/1/31	757,820
		$2,103,465

2

	Insured-Special Tax Revenue — 10.3%
$750	Jefferson, District Sales Tax and Sales Tax Revenue, (AMBAC), 5.25%, 12/1/22	$822,443
1,000	Louisiana Gas and Fuels Tax, (AMBAC), 5.00%, 6/1/32	1,046,540
650	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 6.814%, 7/1/28 (2)(4)	707,974
350	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (2)(3)	396,827
		$2,973,784
	Other Revenue — 6.6%
350	Puerto Rico Infrastructure Financing Authority, Variable Rate, 7.858%, 10/1/32 (2)(3)	457,069
1,425	Tobacco Settlement Financing Corp., 5.875%, 5/15/39	1,439,435
		$1,896,504
	Senior Living / Life Care — 4.5%
500	Louisiana HFA, (Saint Dominic Assisted Care Facility), (GNMA), 6.85%, 9/1/25	517,990
750	Louisiana PFA, (Glen Retirement System), 6.70%, 12/1/25	772,815
		$1,290,805
	Transportation — 7.2%
1,000	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.20%, 10/1/18	1,036,220
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	1,034,220
		$2,070,440
	Total Tax-Exempt Investments — 99.2% (identified cost $26,228,137)	$28,601,805
	Other Assets, Less Liabilities — 0.8%	$234,581
	Net Assets — 100.0%	$28,836,386

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

3

The Fund invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2005, 67.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 38.7% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of the securities is $2,833,950 or 9.8% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.
(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.

A summary of financial instruments at May 31, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
09/05	70 U.S. Treasury Bond	Short	$(8,178,796)	$(8,220,625)	$(41,829)

At May 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$26,005,637
Gross unrealized appreciation	$2,634,460
Gross unrealized depreciation	(38,292)
Net unrealized appreciation	$2,596,168

4

Eaton Vance Maryland Municipals Fund                                                                                           as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.2%

Principal Amount (000’s omitted)	Security	Value
	Cogeneration — 1.9%
$1,250	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,277,612
		$1,277,612
	Education — 9.9%
4,000	Maryland HEFA, (Johns Hopkins University), 5.00%, 7/1/32	4,195,400
1,300	Maryland HEFA, (Maryland Institute College of Art), 5.50%, 6/1/32	1,373,645
500	Maryland HEFA, (Maryland Institute College of Art), 5.50%, 6/1/21	531,845
425	Westminster, Educational Facilities, (McDaniel College), 5.50%, 4/1/27	454,967
		$6,555,857
	Electric Utilities — 5.8%
1,500	Calvert, PCR, (Baltimore Gas and Electric), 5.55%, 7/15/14	1,538,790
2,225	Prince George’s County, PCR, (Potomac Electric), 6.375%, 1/15/23	2,284,185
		$3,822,975
	Escrowed / Prerefunded — 7.6%
1,125	Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity, 8.00%, 12/1/10	1,390,579
3,250	Maryland HEFA, (Johns Hopkins University), Prerefunded to 7/1/09, 6.00%, 7/1/39 (1)	3,652,772
		$5,043,351
	General Obligations — 5.1%
1,000	Montgomery County, 5.25%, 10/1/19	1,107,520
1,100	Puerto Rico, 0.00%, 7/1/16	703,351
1,500	Puerto Rico, 5.00%, 7/1/25	1,578,210
		$3,389,081
	Health Care-Miscellaneous — 2.1%
1,305	Baltimore County, Economic Development Revenue, (Revisions, Inc.), 8.50%, 8/15/25	1,363,960
		$1,363,960
	Hospital — 6.9%
1,000	Maryland HEFA, (Calvert Health System), 5.50%, 7/1/36	1,064,560
2,000	Maryland HEFA, (Johns Hopkins Hospital), 5.125%, 11/15/34	2,114,440
800	Maryland HEFA, (University of Maryland Medical System), 6.75%, 7/1/30	903,056
1,355	Prince George’s County, (Greater SouthEast Healthcare System), 6.375%, 1/1/13 (2)	131,299

1

$3,800	Prince George’s County, (Greater SouthEast Healthcare System), 6.375%, 1/1/23 (2)	$368,220
		$4,581,575
	Housing — 1.6%
1,000	Prince George’s County, Housing Authority, (Langely Gardens), (AMT), 5.875%, 2/20/39	1,049,040
		$1,049,040
	Industrial Development Revenue — 1.8%
1,000	Maryland EDA, (AFCO Cargo), (AMT), 6.50%, 7/1/24	966,050
215	Maryland EDA, (Air Cargo), (AMT), 7.34%, 7/1/24	222,228
		$1,188,278
	Insured-Education — 3.8%
460	Maryland HEFA, (College Of Notre Dame), (MBIA), 5.30%, 10/1/18	531,369
500	Maryland HEFA, (Loyola College), (MBIA), 5.375%, 10/1/26	522,975
1,200	Morgan State University, Academic and Facilities, (MBIA), 6.10%, 7/1/20	1,489,644
		$2,543,988
	Insured-Electric Utilities — 5.3%
1,500	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	1,616,115
1,550	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.248%, 7/1/29 (3)(4)	1,922,775
		$3,538,890
	Insured-Escrowed / Prerefunded — 6.8%
1,175	Maryland HEFA, (Good Samaritan Hospital), (AMBAC), Escrowed to Maturity, 5.75%, 7/1/19	1,191,744
3,000	Maryland HEFA, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	3,327,030
		$4,518,774
	Insured-General Obligations — 2.5%
350	Puerto Rico, (FSA), Variable Rate, 7.219%, 7/1/27 (3)(4)	443,566
1,000	Puerto Rico, (MBIA), 5.50%, 7/1/29	1,208,610
		$1,652,176
	Insured-Hospital — 9.4%
1,280	Maryland HEFA, (Medlantic), (AMBAC), Variable Rate, 9.305%, 8/15/38 (3)(4)	1,932,954
940	Maryland HEFA, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	1,099,838
3,150	Puerto Rico ITEM & EC, (Auxilio Mutuo Obligated Group), (MBIA), 6.25%, 7/1/24	3,196,557
		$6,229,349
	Insured-Lease Revenue / Certificates of Participation — 1.1%
500	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.827%, 6/1/24 (3)(4)	717,680
		$717,680

2

	Insured-Other Revenue — 1.6%
$1,000	Maryland HEFA, (Johns Hopkins Hospital), Parking Revenue, (AMBAC), 5.00%, 7/1/34	$1,056,770
		$1,056,770
	Insured-Special Tax Revenue — 1.6%
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 6.814%, 7/1/28 (3)(5)	1,089,190
		$1,089,190
	Insured-Transportation — 7.9%
1,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/34	1,064,910
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,594,320
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,603,425
500	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	572,485
335	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.143%, 7/1/26 (3)(4)	378,523
		$5,213,663
	Insured-Water and Sewer — 8.5%
1,500	Baltimore, (Water Projects), (FGIC), 5.00%, 7/1/23	1,627,260
500	Baltimore, (Water Projects), (FGIC), 5.125%, 7/1/42	526,470
1,000	Baltimore, Wastewater, (FGIC), 5.00%, 7/1/22	1,123,540
2,000	Baltimore, Wastewater, (MBIA), 5.65%, 7/1/20	2,354,760
		$5,632,030
	Other Revenue — 3.1%
895	Maryland HEFA, (Board of Child Care), 5.375%, 7/1/32	949,532
1,000	Maryland HEFA, (Board of Child Care), 5.625%, 7/1/22	1,087,770
		$2,037,302
	Special Tax Revenue — 3.2%
750	Baltimore, (Clipper Mill), 6.25%, 9/1/33	758,108
500	Baltimore, (Strathdale Manor), 7.00%, 7/1/33	518,470
800	Frederick County, Urbana Community Development Authority, 6.625%, 7/1/25	835,512
		$2,112,090
	Water and Sewer — 0.7%
480	Maryland Water Quality Financing Administration Revolving Loan Fund, 6.55%, 9/1/14	481,483
		$481,483
	Total Tax-Exempt Investments — 98.2% (identified cost $64,406,222)	$65,095,114
	Other Assets, Less Liabilities — 1.8%	$1,162,390
	Net Assets — 100.0%	$66,257,504

3

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2005, 49.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.0% to 20.9% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Defaulted bond.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of the securities is $6,484,688 or 9.8% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.
(5)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.

A summary of financial instruments at May 31, 2005 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
09/05	168 U.S. Treasury Bond	Short	$(19,600,161)	$(19,729,500)	$(129,339)
					$(129,339)

At May 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$64,352,991
Gross unrealized appreciation	$5,050,345
Gross unrealized depreciation	(4,308,222)
Net unrealized appreciation	$742,123

4

Eaton Vance Missouri Municipals Fund                                                                                            as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.3%

Principal Amount (000’s omitted)	Security	Value
	Education — 4.2%
$1,000	Missouri HEFA, (Washington University of St. Louis), 5.00%, 2/15/22	$1,083,490
1,500	Missouri HEFA, (Washington University of St. Louis), 5.00%, 2/15/33	1,583,775
		$2,667,265
	Escrowed / Prerefunded — 1.8%
1,000	Saint Louis County, Mortgage Revenue, (GNMA), (AMT), Escrowed to Maturity, 5.40%, 1/1/16	1,128,550
		$1,128,550
	General Obligations — 1.3%
750	Puerto Rico Public Buildings Authority, 5.25%, 7/1/33	803,085
		$803,085
	Hospital — 11.2%
400	Joplin, IDA, (Freeman Health Systems), 5.375%, 2/15/35	415,908
1,950	Missouri HEFA, (Barnes Jewish Christian), 5.25%, 5/15/14	2,162,121
1,500	Missouri HEFA, (Childrens Mercy Hospital), 5.30%, 5/15/28	1,544,925
1,000	Missouri HEFA, (Freeman Health Systems), 5.25%, 2/15/18	1,028,600
495	Missouri HEFA, (Lake of the Ozarks General Hospital), 6.50%, 2/15/21	511,013
250	Missouri HEFA, (Lake Regional Health System), 5.70%, 2/15/34	266,882
1,250	West Plains IDA, (Ozarks Medical Center), 5.65%, 11/15/22	1,255,763
		$7,185,212
	Housing — 2.6%
945	Jefferson County IDA, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	928,850
170	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 6.45%, 9/1/27	171,064
70	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 7.25%, 9/1/26	70,514
505	Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	516,857
		$1,687,285
	Industrial Development Revenue — 7.4%
675	Jefferson County, (Kmart Corp.), 6.40%, 8/1/08	650,950
625	Kansas City IDA, (Airline Cargo Facilities), (AMT), 8.50%, 1/1/17	654,375
1,000	Missouri Development Finance Authority, Solid Waste Disposal, (Proctor and Gamble Paper Products), (AMT), 5.20%, 3/15/29	1,117,980

1

$1,200	Missouri Environmental Improvement and Energy Resources Authority, (American Cyanamid), 5.80%, 9/1/09	$1,292,220
1,000	Saint Louis, IDA, (Anheuser-Busch), (AMT), 5.875%, 11/1/26	1,026,320
		$4,741,845
	Insured-Education — 4.4%
1,000	Missouri HEFA, (St. Louis University High School), (AMBAC), 4.75%, 10/1/24	1,028,790
1,000	Northwest, Missouri State University, (Housing System), (MBIA), 4.50%, 6/1/25	1,011,050
790	Northwest, Missouri State University, (Housing System), (MBIA), 4.50%, 6/1/28	795,546
		$2,835,386
	Insured-Electric Utilities — 6.3%
2,250	Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	2,399,873
1,000	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32 (1)	1,061,710
400	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16 (2)(3)	605,028
		$4,066,611
	Insured-Escrowed / Prerefunded — 6.0%
575	Missouri HEFA, (Saint Louis Children’s Hospital), (MBIA), Escrowed to Maturity, 0.00%, 5/15/08	525,027
1,000	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, Prerefunded to 6/1/08, 6.74%, 6/1/26 (2)(4)	1,140,700
2,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	2,217,800
		$3,883,527
	Insured-General Obligations — 3.7%
900	Puerto Rico, (FSA), Variable Rate, 7.219%, 7/1/27 (2)(3)	1,140,597
1,900	Saint Charles County, (Francis Howell School District), (FGIC), 0.00%, 3/1/16	1,223,049
		$2,363,646
	Insured-Hospital — 10.5%
9,500	Missouri HEFA, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/20	4,891,835
540	Missouri HEFA, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/21	264,114
1,500	North Kansas City, (North Kansas City Memorial Hospital), (FSA), 5.125%, 11/15/33	1,597,755
		$6,753,704

2

	Insured-Lease Revenue / Certificates of Participation — 11.3%
$1,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	$507,040
2,000	Jackson County, Leasehold Revenue, (Truman Sports), (MBIA), 5.00%, 12/1/27	2,110,580
2,270	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	853,134
2,105	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	643,835
300	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 9.345%, 7/1/36 (2)(3)	393,690
400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.827%, 6/1/24 (2)(3)	574,144
2,000	Saint Louis IDA, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,087,660
1,000	Springfield County, Leasehold Revenue, (Capital Improvement Program), (AMBAC), 5.00%, 3/1/24	1,066,690
		$7,236,773
	Insured-Other Revenue — 1.3%
750	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/22	814,815
		$814,815
	Insured-Special Tax Revenue — 6.3%
1,000	Bi-State Development Agency, Illinois Metropolitan District, (Metrolink Cross County), (FSA), 5.00%, 10/1/32	1,056,790
1,500	Bi-State Development Agency, Illinois Metropolitan District, (Saint Clair County Metrolink Extension), (MBIA), 5.00%, 7/1/28	1,579,110
600	Kansas City, (Blue Parkway Town Center), (MBIA), 5.00%, 7/1/27	638,946
700	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (2)(3)	793,653
		$4,068,499
	Insured-Transportation — 3.7%
500	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.143%, 7/1/26 (2)(3)	564,960
750	Saint Louis Airport, (Capital Improvement Program), (MBIA), 5.00%, 7/1/32	784,770
910	Saint Louis Airport, (Lambert International Airport), (FGIC), (AMT), 6.00%, 7/1/14	1,057,602
		$2,407,332

3

	Insured-Water and Sewer — 2.1%
$1,300	Metro Saint Louis, Metropolitan Waste Water System, (MBIA), 5.00%, 5/1/34	$1,377,142
		$1,377,142
	Other Revenue — 0.8%
500	Saint Louis IDA, (Saint Louis Science Center), 6.40%, 11/1/19	508,840
		$508,840
	Pooled Loans — 4.3%
2,750	Missouri Higher Education Loan Authority, Student Loan, (AMT), 5.45%, 2/15/09	2,781,158
		$2,781,158
	Senior Living / Life Care — 6.4%
1,000	Kansas City IDR, (Kingswood Manor), 5.80%, 11/15/17	963,930
500	Lees Summit IDA, Health Facility, (John Knox Village), 5.70%, 8/15/22	538,470
1,500	Missouri HEFA, (Lutheran Senior Services), 6.375%, 2/1/27	1,548,030
1,000	Saint Louis County, IDA Health Facilities Revenue, (Jewish Center), 5.50%, 2/20/36	1,074,150
		$4,124,580
	Transportation — 0.8%
500	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	517,110
		$517,110
	Water and Sewer — 1.9%
520	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), 7.20%, 7/1/16	525,756
1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	714,210
		$1,239,966
	Total Tax-Exempt Investments — 98.3% (identified cost $57,188,651)	$63,192,331
	Other Assets, Less Liabilities — 1.7%	$1,075,286
	Net Assets — 100.0%	$64,267,617

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

4

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2005, 56.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 26.9% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of the securities is $5,212,772 or 8.1% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.
(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.

A summary of financial instruments at May 31, 2005 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
09/05	101 U.S. Treasury Bond	Short	$(11,818,459)	$(11,861,187)	$(42,728)

At May 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$57,115,286
Gross unrealized appreciation	$6,149,860
Gross unrealized depreciation	(72,815)
Net unrealized appreciation	$6,077,045

5

Eaton Vance North Carolina Municipals Fund                                                                                as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.1%

Principal Amount (000’s omitted)	Security	Value
	Education — 11.5%
$2,950	North Carolina Educational Facilities Finance Agency, (Duke University), 5.125%, 10/1/41	$3,080,006
7,410	University of North Carolina at Chapel Hill, 0.00%, 8/1/17	4,488,015
1,980	University of North Carolina at Chapel Hill, 0.00%, 8/1/21	971,962
		$8,539,983
	Electric Utilities — 22.3%
5,000	North Carolina Eastern Municipal Power Agency, 6.125%, 1/1/09	5,437,350
1,250	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/26	1,403,300
3,500	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	3,932,040
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,240,820
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,230,560
2,000	Puerto Rico Electric Power Authority, Variable Rate, 7.70%, 7/1/29 (1)(2)	2,220,380
1,000	Wake County, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,080,980
		$16,545,430
	Escrowed / Prerefunded — 15.6%
1,000	Charlotte, Prerefunded to 6/1/10, 5.60%, 6/1/20	1,135,020
1,000	Charlotte, Water and Sewer, Prerefunded to 6/1/10, 5.25%, 6/1/25	1,109,320
1,000	New Hanover County, Prerefunded to 11/1/10, 5.75%, 11/1/17	1,147,830
3,000	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	3,064,020
2,210	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/17 (3)	2,477,056
440	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/21	496,382
1,500	North Carolina Medical Care Commission, (Annie Penn Memorial Hospital), Prerefunded to 1/1/15, 5.375%, 1/1/22	1,610,475
465	North Carolina Medical Care Commission, (Gaston Health Care), Prerefunded to 2/15/08, 5.00%, 2/15/29	494,765
		$11,534,868
	General Obligations — 1.4%
1,000	Charlotte, 5.00%, 7/1/29	1,064,540
		$1,064,540

1

	Hospital — 3.9%
$500	Charlotte-Mecklenberg Hospital Authority, 5.00%, 1/15/31	$519,085
535	North Carolina Medical Care Commission, (Gaston Health Care), 5.00%, 2/15/29	545,170
250	North Carolina Medical Care Commission, (Novant Health, Inc.), 5.00%, 11/1/20	265,687
1,000	North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	1,043,900
500	North Carolina Medical Care Commission, (Union Regional Medical Center), 5.375%, 1/1/32	521,200
		$2,895,042
	Housing — 3.5%
1,400	Charlotte Housing Authority, (Double Oaks), FHA, (FNMA), 7.35%, 5/15/26	1,471,134
285	Guam Housing Corp., Single Family, (AMT), 5.75%, 9/1/31	327,103
750	North Carolina HFA, MFMR, (AMT), 6.45%, 9/1/27	774,375
970	Raleigh Housing Authority, Multifamily, (Cedar Point), 7.00%, 11/1/30 (4)	48,500
		$2,621,112
	Insured-Education — 5.3%
1,000	Appalachian State University, (MBIA), 5.00%, 7/15/24	1,079,500
1,375	East Carolina University, (AMBAC), 5.25%, 11/1/21	1,494,982
1,320	North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	1,383,954
		$3,958,436
	Insured-General Obligations — 2.9%
500	Puerto Rico Commonwealth, (FGIC), 5.50%, 7/1/22	599,420
280	Puerto Rico, (MBIA), Variable Rate, 10.095%, 7/1/20 (1)(5)	441,168
995	Smithville Township, Brunswick County, (MBIA), 5.00%, 6/1/24	1,076,779
		$2,117,367
	Insured-Hospital — 7.2%
1,200	North Carolina Medical Care Commission, (Betsy Johnson), (FSA), 5.375%, 10/1/24	1,334,760
2,000	North Carolina Medical Care Commission, (Cleveland County Healthcare), (AMBAC), 5.00%, 7/1/35	2,107,360
935	North Carolina Medical Care Commission, (Memorial Mission Hospital), (FSA), 0.00%, 10/1/06	899,433
1,500	North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	991,515
		$5,333,068

2

	Insured-Lease Revenue / Certificates of Participation — 0.8%
$420	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.827%, 6/1/24 (1)(5)	$602,851
		$602,851
	Insured-Special Tax Revenue — 1.2%
800	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 6.814%, 7/1/28 (1)(2)	871,352
		$871,352
	Insured-Transportation — 5.9%
500	Charlotte Airport, (MBIA), (AMT), 5.25%, 7/1/21	539,095
1,375	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,574,334
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.862%, 7/1/36 (1)(5)	1,233,480
1,000	Raleigh Durham, Airport Authority, (FGIC), 5.00%, 11/1/31	1,045,420
		$4,392,329
	Insured-Water and Sewer — 5.4%
1,745	Broad River, Water Authority Water System, (MBIA), 5.375%, 6/1/26	1,892,662
500	Brunswick County, (FSA), Enterprise System Water and Sewer Revenue, 5.25%, 4/1/26	546,290
1,500	Kannapolis, Water and Sewer, (FSA), (AMT), 5.25%, 2/1/26	1,595,670
		$4,034,622
	Lease Revenue/Certificates of Participation — 3.6%
1,000	Charlotte, (Government Facilities), 5.00%, 6/1/28	1,054,230
1,500	Charlotte, (Government Facilities), 5.00%, 6/1/33	1,574,070
		$2,628,300
	Other Revenue — 1.8%
1,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 7.857%, 10/1/34 (1)(5)	1,305,910
		$1,305,910
	Transportation — 1.1%
750	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	785,745
		$785,745

3

	Water and Sewer — 6.7%
$1,700	Charlotte, Storm Water, 5.00%, 6/1/25	$1,816,008
2,975	Charlotte, Water and Sewer, 5.125%, 6/1/26	3,171,648
		$4,987,656
	Total Tax-Exempt Investments — 100.1% (identified cost $68,440,148)	$74,218,611
	Other Assets, Less Liabilities — (0.1)%	$(49,337)
	Net Assets — 100.0%	$74,169,274

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2005, 28.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 10.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of the securities is $6,675,141 or 9.0% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Defaulted bond.
(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.

4

A summary of financial instruments at May 31, 2005 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/05	250 U.S. Treasury Bond	Short	$(29,191,220)	$(29,359,375)	$(168,155)

At May 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$68,321,813
Gross unrealized appreciation	$6,804,507
Gross unrealized depreciation	(907,709)
Net unrealized appreciation	$5,896,798

5

Eaton Vance Oregon Municipals Fund                                                                                                as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.7%

Principal
Amount
(000’s omitted)	Security	Value
	Cogeneration — 2.4%
$2,000	Western Generation Agency, (Wauna Cogeneration), (AMT), 7.40%, 1/1/16	$2,050,360
		$2,050,360
	Education — 1.2%
1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,031,300
		$1,031,300
	Electric Utilities — 2.4%
1,000	Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24	1,009,840
1,000	Port of Morrow, Pollution Control, (Portland General Electric), 5.20%, 5/1/33	1,051,070
		$2,060,910
	Escrowed / Prerefunded — 1.9%
1,500	Umatilla County, Hospital Facility Authority, (Catholic Health Initiatives), Escrowed to Maturity, 5.50%, 3/1/32	1,682,835
		$1,682,835
	General Obligations — 17.7%
1,565	Oregon Board of Higher Education, 0.00%, 8/1/20	806,398
4,425	Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	4,439,425
790	Oregon Veterans Welfare, 5.25%, 10/1/42	807,127
1,880	Oregon Veterans Welfare, 5.50%, 12/1/42	1,944,371
550	Oregon Veterans Welfare, 5.90%, 10/1/17	554,592
3,440	Portland, (Headwater Apartments), 5.00%, 4/1/25	3,591,945
1,250	Portland, Community College District, 5.00%, 6/1/21	1,329,800
500	Puerto Rico, 0.00%, 7/1/17	303,160
1,500	Puerto Rico, 5.00%, 7/1/25	1,578,210
		$15,355,028
	Hospital — 2.5%
2,105	Hood River County, Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	2,199,178
		$2,199,178
	Housing — 16.0%
945	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	846,607
750	Oregon Housing and Community Services Department, MFMR, (AMT), 5.70%, 7/1/29	773,857

1

$1,500	Oregon Housing and Community Services Department, MFMR, (AMT), 6.20%, 7/1/28	$1,549,260
980	Oregon Housing and Community Services Department, SFMR, (AMT), 6.20%, 7/1/27	1,012,389
670	Oregon Housing and Community Services Department, SFMR, (AMT), 6.40%, 7/1/26	684,137
700	Oregon Housing and Community Services Department, SFMR, (AMT), 6.45%, 7/1/26	714,791
3,710	Portland Housing Authority, MFMR, (Berry Ridge), (AMT), 6.30%, 5/1/29	3,807,091
2,875	Portland Housing Authority, MFMR, (Cherry Blossom), (AMT), 6.20%, 12/20/36	3,008,112
1,500	Washington County Housing Authority, MFMR, (Bethany Meadows), (AMT), 5.85%, 9/1/27	1,547,970
		$13,944,214
	Industrial Development Revenue — 8.1%
500	Oregon EDA, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	504,850
3,500	Port of Astoria, PCR, (James River Corp.), 6.55%, 2/1/15	3,504,655
505	Port of Portland, (North Portland Crown Zellerbach Corp.), 6.125%, 5/15/08	509,722
2,250	Port of Portland, Special Obligation Revenue Bonds, (Delta Airlines, Inc.), (AMT), 6.20%, 9/1/22	789,727
1,250	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	970,200
920	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	726,947
		$7,006,101
	Insured-Education — 4.6%
4,850	Oregon Health Science University, (MBIA), 0.00%, 7/1/21	2,393,329
1,500	Oregon Health Science University, (MBIA), 5.00%, 7/1/32	1,582,680
		$3,976,009
	Insured-Electric Utilities — 3.4%
750	Emerald People’s Utility District, (FSA), 5.25%, 11/1/22	823,440
1,000	Eugene, Electric Utility, (FSA), 5.25%, 8/1/22	1,082,420
1,000	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	1,077,410
		$2,983,270
	Insured-Escrowed/Prerefunded — 3.3%
1,300	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 7.916%, 7/1/32 (1)(2)	1,724,710
950	Umatilla County, School District No. 008R, Prerefunded to 6/15/09, (MBIA), Variable Rate, 7.121%, 6/15/19 (1)(3)	1,107,786
		$2,832,496
	Insured-General Obligations — 14.5%
2,000	Clackamas County, School District No. 007J, (Lake Oswego), (MBIA), 5.00%, 6/1/26 (4)	2,097,600
1,000	Columbia, School District No. 502, (FGIC), 0.00%, 6/1/17	608,700
1,000	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/18	574,230

2

$1,000	Jackson County, School District No. 9, (Eagle Point), (MBIA), 5.50%, 6/15/21	$1,183,500
200	Jefferson County, School District No. 509J, (FGIC), 5.00%, 6/15/22	212,666
500	Jefferson County, School District No. 509J, (FGIC), 5.25%, 6/15/19	551,705
1,000	Linn County, School District No. 9, (Lebanon), (FGIC), Variable Rate, 12.31%, 6/15/30 (1)(2)	1,797,240
1,470	Marion County, (AMBAC), 5.50%, 6/1/23	1,743,685
200	Puerto Rico, (MBIA), Variable Rate, 10.095%, 7/1/20 (1)(2)	315,120
2,000	Washington County, School District No. 15, (Forest Grove), (FSA), 5.50%, 6/15/21	2,367,000
1,000	Yamhill County, School District No. 029J, (FGIC), 5.50%, 6/15/21	1,183,500
		$12,634,946
	Insured-Hospital — 0.6%
500	Oregon Health, Housing, Educational and Cultural Facilities Authority, (Peace Health), (AMBAC), 5.00%, 11/15/32	523,445
		$523,445
	Insured-Lease Revenue / Certificates of Participation — 2.4%
1,500	Oregon Department of Administration Services, (MBIA), 5.25%, 11/1/20	1,629,255
300	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.827%, 6/1/24 (1)(2)	430,608
		$2,059,863
	Insured-Special Tax Revenue — 4.3%
2,030	Portland, (FGIC), 5.00%, 6/15/23	2,188,624
1,400	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (1)(2)	1,587,306
		$3,775,930
	Insured-Transportation — 0.9%
700	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 8.595%, 7/1/32 (1)(2)	815,766
		$815,766
	Insured-Water and Sewer — 4.1%
1,575	Albany, Water Revenue, (FGIC), 5.125%, 8/1/26	1,690,180
1,000	Portland, Sewer System, (FSA), 5.00%, 6/1/23	1,070,360
750	Washington County, Clean Water Services, (Senior Lien), (FGIC), 5.00%, 10/1/21	800,198
		$3,560,738
	Other Revenue — 0.5%
300	Puerto Rico Infrastructure Financing Authority, Variable Rate, 19.305%, 10/1/32 (1)(2)	452,955
		$452,955

3

	Senior Living / Life Care — 2.1%
$1,750	Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	$1,837,185
		$1,837,185
	Special Tax Revenue — 4.0%
2,475	Portland Limited Tax General Obligation, 0.00%, 6/1/22	1,157,657
2,000	Tri-County Metropolitan Transportation District, Variable Rate, 6.72%, 8/1/19 (1)(3)	2,309,040
		$3,466,697
	Transportation — 2.8%
2,000	Oregon Department of Transportation, (Highway User Tax), 5.125%, 11/15/26	2,135,400
300	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	314,298
		$2,449,698
	Total Tax-Exempt Investments — 99.7% (identified cost $82,418,826)	$86,698,924
	Other Assets, Less Liabilities — 0.3%	$218,537
	Net Assets — 100.0%	$86,917,461

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Oregon municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at May 31, 2005, 38.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.9% to 13.1% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of the securities is $10,540,531 or 12.1% of the Fund's net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.
(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

4

A summary of financial instruments at May 31, 2005 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date(s)	Contracts	Position	Cost	Value	Depreciation
09/05	250 U.S. Treasury Bond	Short	$(29,203,949)	$(29,359,375)	$(155,426)

At May 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$82,325,199
Gross unrealized appreciation	$5,744,522
Gross unrealized depreciation	(1,370,797)
Net unrealized appreciation	$4,373,725

5

Eaton Vance South Carolina Municipals Fund                                                                                 as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.8%

Principal Amount (000’s omitted)	Security	Value
	Electric Utilities — 1.3%
$750	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	$801,885
		$801,885
	Escrowed / Prerefunded — 3.2%
695	Kershaw County, School District, Prerefunded to 2/1/10, 5.00%, 2/1/18	740,265
1,000	Medical University Hospital Authority, Prerefunded to 8/15/12, 6.50%, 8/15/32	1,203,660
		$1,943,925
	General Obligations — 8.3%
1,500	Charleston County, School District, 5.00%, 2/1/25	1,594,155
1,000	Puerto Rico, Variable Rate, 7.696%, 7/1/29 (1)(2)	1,319,720
1,085	Richland County, General Obligation, Sewer System, (Broad River), 5.125%, 3/1/29	1,155,764
1,130	South Carolina, 3.00%, 8/1/22	958,455
		$5,028,094
	Hospital — 4.9%
1,000	Lexington County, (Health Services District, Inc.), 5.50%, 11/1/32	1,059,680
250	South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.625%, 11/15/30	266,110
1,500	South Carolina Jobs Economic Development Authority, (Palmetto Health), 6.375%, 8/1/34	1,675,545
		$3,001,335
	Housing — 3.2%
1,280	South Carolina Housing Finance Authority, MFMR, (Runaway Bay Apartments), 6.20%, 12/1/20	1,314,906
655	South Carolina Housing Finance Authority, SFMR, 6.45%, 7/1/17	665,133
		$1,980,039
	Industrial Development Revenue — 8.2%
1,400	Darlington County, (Sonoco Products), (AMT), 6.00%, 4/1/26 (3)	1,447,320
135	Florence County, (Stone Container), 7.375%, 2/1/07	136,030
400	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	310,464
1,400	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,512,448
1,500	Spartanburg County, Solid Waste, (Bavarian Motor Works Corp.), (AMT), 7.55%, 11/1/24	1,562,250
		$4,968,512
	Insured-Education — 9.5%
500	Citadel Military College, (AMBAC), 4.50%, 4/1/23	514,600
125	Citadel Military College, (AMBAC), 4.50%, 4/1/24	128,242

1

$715	Citadel Military College, (AMBAC), 4.50%, 4/1/25	$730,651
1,000	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	1,059,290
1,250	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.375%, 4/1/25	1,381,175
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 10.855%, 7/1/33 (1)(4)	588,845
1,345	University of South Carolina, (AMBAC), 4.75%, 5/1/27	1,385,659
		$5,788,462
	Insured-Electric Utilities — 10.6%
7,500	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	2,411,250
4,000	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	1,084,640
1,500	Puerto Rico Electric Power Authority, (FGIC), 5.00%, 7/1/35	1,608,600
250	South Carolina Public Service Authority, (AMBAC), 4.75%, 1/1/32	254,953
1,000	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/21	1,095,110
		$6,454,553
	Insured-Escrowed / Prerefunded — 0.7%
330	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 7.916%, 7/1/32 (1)(4)	437,811
		$437,811
	Insured-General Obligations — 3.7%
1,300	Berkeley County, (FSA), 2.00%, 9/1/25	908,947
1,000	Lancaster County, School District, (FSA), 4.75%, 3/1/18	1,054,150
200	Puerto Rico, (MBIA), Variable Rate, 10.095%, 7/1/20 (1)(4)	315,120
		$2,278,217
	Insured-Hospital — 3.5%
1,000	Florence County, (McLeod Regional Medical Center), (FSA), 5.25%, 11/1/34	1,082,550
1,000	South Carolina Jobs Economic Development Authority, (Oconee Memorial Hospital), (Connie Lee), 6.15%, 3/1/25	1,022,320
		$2,104,870
	Insured-Lease Revenue / Certificates of Participation — 1.0%
415	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.827%, 6/1/24 (1)(4)	595,674
		$595,674
	Insured-Pooled Loans — 3.2%
1,660	Puerto Rico Municipal Finance Agency, (FSA), Variable Rate, 9.255%, 8/1/27 (1)(4)	1,962,585
		$1,962,585
	Insured-Special Tax Revenue — 2.3%
1,000	Myrtle Beach, (Hospitality Fee), (FGIC), 5.375%, 6/1/24	1,106,650
260	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (1)(4)	294,785
		$1,401,435

2

	Insured-Transportation — 2.8%
$330	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 8.595%, 7/1/32 (1)(4)	$384,575
1,250	South Carolina Transportation Infrastructure, (AMBAC), 5.25%, 10/1/31	1,344,550
		$1,729,125
	Insured-Utilities — 9.5%
2,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32 (5)	2,412,080
1,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	1,201,010
2,000	South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	2,167,320
		$5,780,410
	Insured-Water and Sewer — 18.6%
750	Beaufort-Jasper, Water and Sewer Authority, (FSA), 5.00%, 3/1/26	788,730
1,085	Columbia, Waterworks and Sewer System, (FSA), 5.00%, 2/1/29 (6)	1,157,315
1,000	Columbia, Waterworks and Sewer System, (FSA), 5.00%, 2/1/30 (6)	1,063,380
1,000	Dorchester County, Water and Sewer System, (MBIA), 5.00%, 10/1/28	1,060,400
1,000	Easley, (FSA), 5.00%, 12/1/27 (3)	1,055,950
2,000	Easley, (FSA), 5.00%, 12/1/34	2,133,860
1,500	Grand Strand, Water and Sewer Authority, (FSA), 5.00%, 6/1/26	1,580,025
750	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.39%, 7/1/29 (1)(2)	870,248
500	Spartanburg, Sanitary Sewer District, (MBIA), 5.00%, 3/1/26	524,850
1,000	Spartanburg, Sewer System, (MBIA), 5.25%, 3/1/30	1,086,460
		$11,321,218
	Other Revenue — 4.6%
550	Puerto Rico Infrastructure Financing Authority, Variable Rate, 7.858%, 10/1/32 (1)(4)	718,251
2,000	Tobacco Settlement Management Authority, 6.375%, 5/15/28	2,092,320
		$2,810,571
	Pooled Loans — 1.7%
1,000	South Carolina Education Authority, Student Loan, (AMT), 6.30%, 9/1/08	1,005,720
		$1,005,720
	Total Tax-Exempt Investments — 100.8% (identified cost $56,495,358)	$61,394,441
	Other Assets, Less Liabilities — (0.8)%	$(470,735)
	Net Assets — 100.0%	$60,923,706

3

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2005, 64.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 24.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of the securities is $7,487,614 or 12.3% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.
(3)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	When-issued security.

A summary of financial instruments at May 31, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
09/05	158 U.S. Treasury Bond	Short	$(18,423,824)	$(18,555,125)	$(131,301)
					$(131,301)

At May 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$56,479,435
Gross unrealized appreciation	$4,949,961
Gross unrealized depreciation	(34,955)
Net unrealized appreciation	$4,915,006

4

Eaton Vance Tennessee Municipals Fund                                                                                          as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.6%

Principal Amount (000’s omitted)	Security	Value
	Education — 3.0%
$1,500	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), 5.00%, 10/1/28	$1,550,175
		$1,550,175
	Electric Utilities — 3.1%
1,000	Metropolitan Government of Nashville and Davidson County, Electric Revenue, 5.125%, 5/15/26	1,053,500
500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	527,545
		$1,581,045
	Escrowed / Prerefunded — 1.6%
750	Metropolitan Government of Nashville and Davidson County, (Charity Obligated Group), Prerefunded to 11/1/10, 5.125%, 11/1/27	813,165
		$813,165
	Hospital — 4.6%
500	Knox County, HEFA, (East Tennessee Hospital), 5.75%, 7/1/33	536,165
1,000	Montgomery County, (Clarksville Regional Health System), 5.375%, 1/1/28	1,012,700
750	Sullivan County, Health Education and Facility Board, (Wellmont Health System), 6.25%, 9/1/22	832,110
		$2,380,975
	Housing — 1.0%
500	Tennessee Housing Development Agency, (AMT), 5.375%, 7/1/23	518,515
		$518,515
	Industrial Development Revenue — 4.5%
750	Chattanooga, (E.I. du Pont de Nemours), 6.35%, 7/1/22	770,295
500	Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	521,960
500	Humphreys County, (E.I. du Pont de Nemours), (AMT), 6.70%, 5/1/24	509,780
500	McMinn County, (Calhoun Newsprint - Bowater), (AMT), 7.40%, 12/1/22	502,605
		$2,304,640
	Insured-Cogeneration — 2.0%
1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 10/1/33	1,048,380
		$1,048,380

1

	Insured-Education — 4.9%
$1,000	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 5.00%, 12/1/24	$1,031,030
1,230	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	1,487,316
		$2,518,346
	Insured-Electric Utilities — 16.6%
1,000	Lawrenceburg, Electric, (MBIA), 6.625%, 7/1/18	1,270,630
1,750	Madison County Suburban Utility District, (MBIA), 5.00%, 2/1/19	1,823,220
400	Memphis, Electric System, (MBIA), Variable Rate, 15.385%, 12/1/17 (1)(2)	530,512
1,000	Metropolitan Government of Nashville and Davidson County, Electric Revenue, (AMBAC), 5.00%, 5/15/29	1,064,170
2,000	Metropolitan Government of Nashville and Davidson County, Electric Revenue, (MBIA), 0.00%, 5/15/17	1,212,800
1,000	Pleasant View Utility District, (MBIA), 5.00%, 9/1/32	1,053,660
955	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	1,028,927
250	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32	265,427
250	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16 (1)(2)	378,143
		$8,627,489
	Insured-Escrowed/Prerefunded — 12.6%
250	Chattanooga, (Memorial Hospital), (MBIA), Escrowed to Maturity, 6.625%, 9/1/09	285,700
1,500	Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (MBIA), Prerefunded to 7/1/23, 5.125%, 7/1/25	1,595,265
750	Johnson, School District Sales Tax, (AMBAC), Prerefunded to 5/1/06, 6.70%, 5/1/21	776,213
500	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, Prerefunded to 6/1/08, 6.74%, 6/1/26 (1)(3)	570,350
1,500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	1,663,350
1,500	Shelby County, (Lebonheur Children’s Hospital), (MBIA), Escrowed to Maturity, 5.50%, 8/15/12	1,652,175
		$6,543,053
	Insured-General Obligations — 13.5%
1,425	Franklin, Special School District, (FSA), 0.00%, 6/1/19	782,268
2,500	Franklin, Special School District, (FSA), 0.00%, 6/1/20	1,301,400
500	Greene County, (FGIC), 5.00%, 6/1/26	524,130
500	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	565,755
1,000	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (FSA), 5.00%, 7/1/26	1,046,070

2

$500	Lincoln County, (FGIC), 5.25%, 4/1/21	$578,190
700	Puerto Rico, (FSA), Variable Rate, 7.219%, 7/1/27 (1)(2)	887,131
250	Putnam County, (FGIC), 5.25%, 4/1/20	287,880
1,000	Rutherford County, (MBIA), 4.50%, 4/1/30	1,008,570
		$6,981,394
	Insured-Hospital — 4.1%
500	Bristol, (Bristol Memorial Hospital), (FGIC), 6.75%, 9/1/10	572,305
1,500	Knox County, HEFA, (Covenant Health), (FSA), 5.00%, 1/1/26	1,573,215
		$2,145,520
	Insured-Lease Revenue / Certificates of Participation — 0.9%
340	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.827%, 6/1/24 (1)(2)	488,022
		$488,022
	Insured-Pooled Loans — 2.1%
1,000	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27	1,060,760
		$1,060,760
	Insured-Special Tax Revenue — 2.6%
1,285	Memphis-Shelby County Sports Authority, Inc., (Memphis Arena), (AMBAC), 5.125%, 11/1/29	1,365,839
		$1,365,839
	Insured-Transportation — 6.0%
1,500	Memphis-Shelby County Airport Authority, (MBIA), (AMT), 6.00%, 3/1/24	1,652,910
1,000	Memphis-Shelby County Airport Authority, (MBIA),(AMT), 6.50%, 2/15/09	1,105,470
300	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.143%, 7/1/26 (1)(2)	338,976
		$3,097,356
	Insured-Water and Sewer — 16.5%
1,000	Clarksville, Water, Sewer and Gas, (FSA), 5.25%, 2/1/18	1,139,790
1,500	Davidson and Williamson Counties, Harpeth Valley Utilities District, (MBIA), 5.00%, 9/1/34	1,592,880
1,000	Hallsdale-Powell Utility District, Water and Sewer, (Knox County), (FGIC), 5.00%, 4/1/34	1,053,900
1,000	Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), 5.20%, 1/1/13	1,119,760
500	Soddy-Daisy-Falling Water Utility District, (Hamilton County), (MBIA), 4.50%, 9/1/33	504,675
2,000	West Wilson Utility District, Waterworks, (MBIA), 5.00%, 6/1/34 (4)	2,113,520
1,000	White House Utility District, Water and Wastewater, (Robertson and Sumner Counties), (FSA), 5.00%, 1/1/32	1,048,790
		$8,573,315

3

Total Tax-Exempt Investments — 99.6% (identified cost $47,235,682)	$51,597,989
Other Assets, Less Liabilities — 0.4%	$232,149
Net Assets— 100.0%	$51,830,138

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2005, 82.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 11.2% to 35.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of the securities is $3,193,134 or 6.2% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.
(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at May 31, 2005 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
09/05	94 U.S. Treasury Bond	Short	$(10,999,358)	$(11,039,125)	$(39,767)

At May 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$47,224,464
Gross unrealized appreciation	$4,375,610
Gross unrealized depreciation	(2,085)
Net unrealized appreciation	$4,373,525

4

Eaton Vance Virginia Municipals Fund                                                                                              as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.2%

Principal
Amount
(000’s omitted)	Security	Value
	Education — 4.1%
$1,000	Alexandria IDA, (Episcopal High School), 4.50%, 1/1/35	$1,003,830
3,320	Virginia College Building Authority, 4.75%, 9/1/35	3,408,578
		$4,412,408
	Electric Utilities — 1.0%
1,000	Puerto Rico Electric Power Authority, Variable Rate, 7.70%, 7/1/29 (1)(2)	1,110,190
		$1,110,190
	General Obligations — 3.4%
1,390	Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	1,514,850
2,000	Virginia Public School Authority, 5.00%, 8/1/21	2,166,100
		$3,680,950
	Hospital — 6.7%
2,250	Albemarle County IDA, (Martha Jefferson Hospital), 5.25%, 10/1/35	2,337,322
1,500	Fairfax County IDA, (Inova Health System), 5.00%, 8/15/14	1,655,190
2,000	Fairfax County IDA, (Inova Health System), 5.00%, 8/15/15	2,198,680
1,000	Prince William County IDA, (Potomac Hospital Corp.), 5.35%, 10/1/36	1,061,240
		$7,252,432
	Housing — 3.0%
1,000	Alexandria Redevelopment and Housing Authority, MFMR, (Buckingham Village Apartments), (AMT), 5.45%, 7/1/18	1,002,500
2,120	Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00%, 11/1/33	2,205,881
		$3,208,381
	Industrial Development Revenue — 3.4%
1,250	James City County IDA, (Anheuser Busch), (AMT), 6.00%, 4/1/32	1,298,375
2,270	Norfolk Airport Authority, (AMT), 6.25%, 1/1/30	2,367,133
		$3,665,508
	Insured-Education — 10.2%
3,000	Virginia College Building Authority, (Regent University), (MBIA), 5.125%, 10/1/31	3,166,050
6,655	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31	7,807,779
		$10,973,829

	Insured-Electric Utilities — 3.4%
$165	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.248%, 7/1/29 (1)(3)	$204,682
700	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16 (1)(3)	1,058,799
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,161,720
1,000	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 9.433%, 7/1/29 (1)(3)	1,240,500
		$3,665,701
	Insured-General Obligations — 2.9%
1,170	Fairfax, (MBIA), 4.50%, 1/15/36	1,185,924
1,000	Puerto Rico, (FSA), Variable Rate, 7.219%, 7/1/27 (1)(3)	1,267,330
400	Puerto Rico, (MBIA), Variable Rate, 10.095%, 7/1/20 (1)(3)	630,240
		$3,083,494
	Insured-Hospital — 12.7%
4,000	Danville IDA, (Danville Regional Medical Center), (AMBAC), 5.25%, 10/1/28	4,597,840
1,500	Henrico County, (Bon Secours Health Systems), (MBIA), 6.25%, 8/15/20	1,876,710
5,000	Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	5,584,850
1,500	Winchester IDA, (Winchester Medical Center), (AMBAC), Variable Rate, 10.953%, 1/21/14 (2)	1,627,635
		$13,687,035
	Insured-Housing — 1.9%
2,000	Virginia HDA, (MBIA), 5.375%, 7/1/36	2,072,760
		$2,072,760
	Insured-Lease Revenue / Certificates of Participation — 4.2%
2,500	Front Royal and Warren County IDA, (FSA), 5.00%, 4/1/29	2,649,025
900	Powhatan County, EDA Lease Revenue, (AMBAC), 5.25%, 7/15/33	976,455
600	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.827%, 6/1/24 (1)(3)	861,216
		$4,486,696
	Insured-Special Tax Revenue — 4.8%
5,190	Greater Richmond Convention Center Authority, Hotel Tax Revenue, (MBIA), 4.50%, 6/15/32	5,201,159
		$5,201,159

	Insured-Transportation — 16.2%
$5,000	Chesapeake Bay Bridge and Tunnel Commission District, (General Resolution), (MBIA), 5.50%, 7/1/25	$5,970,600
1,000	Metro Washington, DC, Authority Airport System, (FGIC), (AMT), 5.00%, 10/1/33	1,032,610
1,000	Metro Washington, DC, Authority Airport System, (FGIC), (AMT), 5.25%, 10/1/32	1,051,950
3,255	Metro Washington, DC, Authority Airport System, (MBIA), (AMT), 5.50%, 10/1/27	3,522,821
1,000	Norfolk Airport Authority, (FGIC), 5.125%, 7/1/31	1,048,620
250	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.862%, 7/1/36 (1)(3)	308,370
3,900	Richmond, Metropolitan Authority Expressway, (FGIC), 5.25%, 7/15/22	4,507,854
		$17,442,825
	Insured-Utilities — 1.0%
1,000	Richmond, Public Utilities, (FSA), 5.00%, 1/15/27	1,051,390
		$1,051,390
	Insured-Water and Sewer — 5.7%
1,000	Henry County, Public Service Authority, Water and Sewer, (FSA), 5.50%, 11/15/19	1,176,110
1,000	Spotsylvania County, Water and Sewer, (FSA), 4.75%, 6/1/32	1,019,070
1,000	Upper Occoquan Sewage Authority, (MBIA), 5.15%, 7/1/20	1,139,640
2,500	Virginia Resource Authority, (MBIA), 5.50%, 5/1/26	2,744,625
		$6,079,445
	Other Revenue — 5.6%
1,250	Prince William County IDA, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,328,163
1,300	Puerto Rico Infrastructure Financing Authority, Variable Rate, 7.857%, 10/1/34 (1)(3)	1,697,683
3,000	Tobacco Settlement Financing Corp., 5.625%, 6/1/37	2,995,590
		$6,021,436
	Special Tax Revenue — 0.7%
700	Heritage Hunt Community Development Authority, 6.85%, 3/1/19	722,526
		$722,526

	Water and Sewer — 9.3%
$4,250	Fairfax County Water Authority, 5.00%, 4/1/21 (4)	$4,806,240
2,795	Fairfax County Water Authority, 5.25%, 4/1/27	3,267,635
1,750	Virginia Resource Authority, Clean Water, (Revolving Fund), 5.625%, 10/1/22	1,942,885
		$10,016,760
	Total Tax-Exempt Investments — 100.2% (identified cost $96,967,358)	$107,834,925
	Other Assets, Less Liabilities — (0.2)%	$(207,770)
	Net Assets — 100.0%	$107,627,155

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2005, 62.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 34.0% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of the securities is $8,379,010 or 7.8% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at May 31, 2005 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
09/05	250 U.S. Treasury Bond	Short	$(29,210,218)	$(29,359,375)	$(149,157)
					$(149,157)

At May 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$96,864,487
Gross unrealized appreciation	$10,970,438
Gross unrealized depreciation	—
Net unrealized appreciation	$10,970,438

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	July 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	July 20, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	July 20, 2005